3. IMPACTS OF COVID-19	12 Months Ended
Dec. 31, 2020
Impacts Of Covid-19
IMPACTS OF COVID-19
3.	IMPACTS OF COVID-19

At the end of 2019, the COVID-19 virus spread worldwide, and in March 2020, the WHO (World Health Organization) declared a pandemic of this disease. Since the beginning of the pandemic, the Company has adopted several precautionary measures in all its areas to reduce the exposure of its employees and to guarantee the continuity of its business. In this sense, all employees in chronic conditions of vulnerability (risk group) were mapped and put on vacation together with most other employees in order to reduce their corporate staff by around 50%. In addition, masks were provided for all employees, hand sanitizer was made available in all company facilities, and we also released internal communications with preventive measures in order to reinforce the hygiene protocols recommended by the competent authorities.

The Company permanently assesses the effects caused by COVID-19 on its business, since, mainly in the 2nd quarter of 2020, economic activities in Brazil were drastically reduced, with restrictions and measures of social distancing having been imposed in order to reduce the virus circulation. Many of these restrictions were relieved by the authorities in the 3rd quarter and the Company did not suffer significant impact to its business during the year.

The Company’s economic activity is directly linked to the demand for steel products in the automotive, domestic and civil construction sectors, as well as iron ore, both in the domestic and international markets. Any reduction in the activity of these sectors could affect the demand and the price of products and have significant impact to the Company’s financial position and results.

Below we present the main economic effects to the Company in relation to COVID-19:

a) Operational effects

The Company’s investment budget for 2020 has been revised considering the adverse effects of the global economic slowdown. In this sense, the review reduced the amount of investments, giving priority to the execution of current investment projects that are fundamental for the maintenance of conditions of operational capacity, environment and safety.

The Company stifled the Blast Furnace 2 located at the Presidente Vargas Steelworks (UPV), in the municipality of Volta Redonda - RJ, in early June 2020. The decision was based on the weak global economic scenario since CSN is a major supplier of raw material to the automotive, appliances and civil construction industries. However, the recently renovated Blast Furnace 3 met the demand until Blast Furnace 2 resumed in late November 2020.

The effects of the pandemic were perceived in the 2nd quarter of the year, having caused some impact to revenues, mainly from the steel manufacturing operations. The other segments did not suffer significant impacts.

The Company did not suffer any significant impact to its railway and maritime logistics. There was also no impact to the availability of supplies that would interrupt operational activities.

b) Recoverability of financial and non-financial assets and liabilities

The pandemic did not have a significant impact on the fair value of the Company’s assets and liabilities, with the exception of a temporary adverse impact on the market value of Usiminas’ shares, which up to March 31, 2020 had accumulated losses of R$962 million in that quarter, having if fully recovered by the end of the year and contributed positively to the Company’s result with a gain in the year of R$1,190 million. In limited situations some covenants or special obligations applicable to our debts could have been achieved. The Company constantly monitored and continues to monitor these indicators in order to avoid risks to its financial position.

There was no material impact to the Company’s financial assets. A portion of receivables that had been past due was received during the 2nd quarter. The Company’s average term of receipt has not changed.

Our portfolio of investments and the nature of our industrial plants have long-term characteristics. The long-term operational and economic context to which the Company operates allows greater flexibility in the strategies and plans to mitigate the risks and effects of the pandemic on its business and, consequently, ensure the maintenance of the expected recoverability of its non-financial assets, whether investments, fixed assets and tax credits. At the beginning of the pandemic, Management conducted tests stressing several assumptions used in business projections, especially for 2020 and 2021. These stressed assumptions remained unchanged throughout the year and, consequently, the was no need to recognize any losses due to impairment in the financial statements as of December 31, 2020.

According to the guidelines of the Brazilian Securities and Exchange Commission (CVM), the Company assessed any effects that are related to business continuity and its accounting estimates. Despite some adverse effects perceived at the beginning of the pandemic, which over the rest of the year dissipated, such adverse effects did not bring risks of continuity or the need for adjustments to accounting estimates that would produce significant effects on the Company’s business and consequently on its position equity and financial.

The Company maintains all of its medium and long-term production and sales forecasts.